SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding at January 1, 2023	137,666
Granted	897,750
Exercised	(16,666)
Forfeited	(43,000)
Outstanding at December 31, 2023	975,750	137,666
Exercisable at December 31, 2023	54,667
Weighted-average exercise price
Outstanding at January 1, 2023	$ 3.13
Granted	2.885
Exercised	2.361
Forfeited	3.2
Outstanding at December 31, 2023	2.915	$ 3.13
Exercisable at December 31, 2023	$ 3.247
Weighted-average remaining contractual life (in months)
Outstanding	67 months 17 days	33 months 2 days
Exercisable at December 31, 2023	22 months 11 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2023	$ 0
Outstanding at December 31, 2023	512,610	$ 0
Exercisable at December 31, 2023	$ 10,550